UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund:  BlackRock World Income Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks		Shares	Value

Canada - 0.0%	Ainsworth Lumber Co. Ltd. (a)		41,892	$25,584
	Ainsworth Lumber Co. Ltd. (a)(b)		47,014	28,773
	Western Forest Products, Inc. (a)		54,716	6,727
	Western Forest Products, Inc. (a)(b)		25,926	3,187

	Total Common Stocks - 0.0%			64,271

	Preferred Securities

	Preferred Stocks

United States - 0.0%	PTV, Inc. Series A, 10%		29,543	3,545

	Total Preferred Securities - 0.0%			3,545

	Asset-Backed Securities		Par (000)

United States - 3.4%	Ford Credit Auto Owner Trust Series 2006-C Class A3, 5.16%, 11/15/10	USD	1,206	1,211,501
	Home Equity Asset Trust Series 2007-2 Class 2A1, 0.548%, 7/25/37 (c)		285	235,021
	Nissan Auto Receivables Owner Trust Series 2009-1 Class A3, 5%, 9/15/14		560	563,523
	Nissan Auto Receivables Owner Trust Series 2009-A Class A2, 2.94%, 7/15/11		590	585,954
	SLM Student Loan Trust Series 2005-1 Class A2, 1.172%, 4/27/20 (c)		1,079	1,023,934
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (c)		600	586,759
	SLM Student Loan Trust Series 2008-5 Class A3, 2.392%, 1/25/18 (c)		600	586,014
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (c)		600	567,110

	Total Asset-Backed Securities - 3.4%			5,359,816

	Corporate Bonds

Australia - 0.7%	Queensland Treasury Corp. Series 17, 6%, 9/14/17	AUD	1,595	1,163,225

Bermuda - 0.1%	AES China Generating Co. Ltd., 8.25%, 6/26/10	USD	264	219,808

Canada - 0.8%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		353	92,455
	Export Development Canada, 2.375%, 3/19/12		850	856,524
	Novelis, Inc., 7.25%, 2/15/15		850	340,000

				1,288,979

Denmark - 0.9%	Realkredit Danmark A/S Series 83D, 5%, 1/01/38 (c)	DKK	8,176	1,360,208

France - 1.2%	AXA SA Series 21, 5.777% (c)(d)	EUR	800	363,506
	Crown European Holdings SA, 6.25%, 9/01/11		460	592,823
	Societe Financement de l’Economie Francaise, 2.375%, 3/26/12 (b)	USD	930	933,739

				1,890,068

Ireland - 1.5%	DEPFA ACS Bank Series 686, 1.65%, 12/20/16	JPY	230,000	1,482,026
	GE Capital European Funding, 4.375%, 3/30/11	EUR	280	362,242
	Talisman Finance Plc Series 7 Class A, 1.635%, 4/22/17 (c)		581	462,838

				2,307,106

Netherlands - 0.8%	Diageo Finance BV, 5.50%, 4/01/13	USD	425	439,279
	ING Groep NV, 4.176% (c)(d)	EUR	875	337,133
	Telefonica Europe BV, 7.75%, 9/15/10	USD	500	522,131

				1,298,543

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds		Par (000)	Value

New Zealand - 0.5%	ANZ National Int’l Ltd., 3.25%, 4/02/12 (b)	USD	775	$777,947

Norway - 0.9%	Eksportfinans A/S Series MTN, 4.375%, 9/20/10	EUR	1,075	1,471,350

Russia - 0.5%	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13	USD	800	763,040

United Arab Emirates - 0.7%	Nakheel Development Ltd., 3.173%, 12/14/09		1,270	1,144,588

United Kingdom - 2.4%	FCE Bank Plc, 7.125%, 1/16/12		150	135,518
	HBOS Capital Funding LP, 9.54% (c)(d)	GBP	60	23,244
	HBOS Plc, 3.976%, 12/31/49 (c)(d)	EUR	300	147,475
	Hellenic Republic Government Bond, 4.086%, 2/20/13		885	1,173,449
	NTL Cable Plc, 9.125%, 8/15/16	USD	250	232,500
	Northern Rock Plc, 5.625%, 6/22/17 (b)		1,600	1,470,526
	Royal Bank of Scotland Group Plc, 7.092%, 10/29/49 (c)(d)	EUR	800	223,205
	Vodafone Group Plc, 7.75%, 2/15/10	USD	450	466,912

				3,872,829

United States - 9.7%	American Greetings Corp., 7.375%, 6/01/16		375	183,750
	American Tire Distributors, Inc., 7.458%, 4/01/12 (c)		400	280,000
	American Tower Corp., 7.125%, 10/15/12		215	216,075
	Bottling Group LLC, 5.125%, 1/15/19		650	654,181
	Cincinnati Bell, Inc., 7.25%, 7/15/13		400	382,000
	Cricket Communications, Inc., 10%, 7/15/15 (b)		285	274,313
	DJO Finance LLC, 10.875%, 11/15/14		175	129,938
	Dycom Industries, Inc., 8.125%, 10/15/15		500	395,000
	EchoStar DBS Corp., 7%, 10/01/13		345	319,988
	General Electric Capital Corp., 1.80%, 3/11/11		675	676,796
	General Electric Capital Corp., 6.15%, 8/07/37 (e)		440	325,388
	General Mills, Inc., 5.65%, 2/15/19		575	585,381
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		470	385,400
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		1,675	1,693,310
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		320	310,400
	Morgan Stanley, 2.25%, 3/13/12		825	831,414
	National City Bank, 1.414%, 9/09/09 (c)		510	505,165
	NewPage Corp., 10%, 5/01/12		300	104,250
	Nielsen Finance LLC, 10%, 8/01/14		500	430,000
	Occidental Petroleum Corp., 7%, 11/01/13		375	418,686
	Peabody Energy Corp., 7.375%, 11/01/16		310	306,900
	Princeton University, 4.95%, 3/01/19		690	686,764
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		360	311,400
	Qwest Corp., 7.50%, 10/01/14		500	455,000
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		280	285,600
	SLM Corp., 1.232%, 7/27/09 (c)		420	404,657
	SLM Corp., 4.30%, 12/15/09	CAD	250	164,578
	SLM Corp., 5.40%, 10/25/11	USD	90	55,800
	Sabine Pass LNG LP, 7.50%, 11/30/16		850	569,500
	Sovereign Bancorp, Inc., 4.90%, 9/23/10		675	634,908
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		250	75,000

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Steel Dynamics, Inc., 7.375%, 11/01/12	USD	100	$78,000
SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		420	367,500
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		370	189,625
Tenet Healthcare Corp., 9%, 5/01/15 (b)		50	48,250
Tenet Healthcare Corp., 10%, 5/01/18 (b)		50	48,375
Texas Competitive Electric Holdings Co. LLC Series B, 10.25%, 11/01/15 (b)		300	150,000
Time Warner Cable, Inc., 8.25%, 2/14/14		300	313,590
UBS AG Series DPNT, 5.875%, 12/20/17		500	430,046
Wells Fargo & Co., 4.375%, 1/31/13 (e)		850	792,243

			15,469,171

Total Corporate Bonds - 20.7%			33,026,862

Foreign Government Obligations

Argentina Government International Bond, 8.28%, 12/31/33		31	8,354
Bolivarian Republic of Venezuela, 9.375%, 1/13/34		660	338,250
Brazilian Government Bond, 10.50%, 7/14/14		1,700	2,095,250
Brazilian Government Bond, 8%, 1/15/18		570	621,870
Brazilian Government Bond, 5.875%, 1/15/19		250	243,125
Brazilian Government Bond, 8.25%, 1/20/34		1,350	1,498,500
Bundesobligation Series 145, 3.50%, 10/09/09	EUR	496	667,131
Bundesobligation Series 148, 3.50%, 4/08/11		3,100	4,296,103
Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39		325	461,115
Canadian Government Bond, 5%, 6/01/37	CAD	510	507,533
Canadian Government Bond CPI Linked Bond, 2%, 12/01/41		3,420	2,843,697
Colombia Government International Bond, 7.375%, 3/18/19	USD	400	399,000
Denmark Government Bond, 4%, 11/15/10	DKK	5,800	1,069,191
Denmark Government Bond, 6%, 11/15/11		13,960	2,736,664
Denmark Government Bond, 4%, 11/15/17		2,620	488,335
Deutsche Bundesrepublik, 3.75%, 1/04/15	EUR	2,010	2,858,870
Deutsche Bundesrepublik, 4.75%, 7/04/34		3,325	4,893,295
Deutsche Bundesrepublik Series 00, 5.50%, 1/04/31		337	536,996
Dominican Republic International Bond, 9.04%, 1/23/18	USD	219	169,411
France Government Bond OAT, 3.75%, 4/25/17	EUR	3,015	4,122,026
France Government Bond OAT, 4%, 4/25/18		1,935	2,672,371
France Government Bond OAT, 4.25%, 10/25/18		65	91,131
France Government Bond OAT, 4%, 10/25/38		1,193	1,553,038
French Treasury Note, 2.50%, 1/12/14		490	646,172
Indonesia Government Bond, 7.50%, 1/15/16 (b)	USD	350	318,500
Italy Buoni Poliennali Del Tesoro, 3.75%, 12/15/13	EUR	390	527,209
Italy Buoni Poliennali Del Tesoro, 4.50%, 2/01/18		195	269,088
Italy Buoni Poliennali Del Tesoro, 4%, 2/01/37		1,075	1,187,389
Japan Government Fifteen Year Bond Series 39, 1.04%, 3/20/21 (c)	JPY	274,500	2,747,080
Japan Government Twenty Year Bond Series 99, 2.10%, 12/20/27		202,500	2,101,657
Japanese Government CPI Linked Bond, 1.20%, 12/10/17		50,501	435,754
Japanese Government CPI Linked Bond Series 12, 1.20%, 6/10/17		338,870	2,934,237

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Foreign Government Obligations		Par (000)	Value

	Japanese Government CPI Linked Bond Series 13, 1.30%, 9/10/17	JPY	397,800	$3,481,077
	Japanese Government CPI Linked Bond Series 15, 1.40%, 3/10/18		65,636	575,831
	Mexican Bonos, 9.50%, 12/18/14	MXN	8,666	671,620
	Mexican Bonos Series M 10, 7.75%, 12/14/17		17,675	1,242,803
	Mexico Government Bond, 8.30%, 8/15/31	USD	418	463,353
	Peru Government Bond, 9.125%, 2/21/12		2,100	2,356,200
	Peru Government Bond, 8.75%, 11/21/33		225	252,000
	Peru Government Bond, 6.55%, 3/14/37		715	639,925
	Poland Government Bond Series 0413, 5.25%, 4/25/13	PLN	199	55,661
	Republic of Turkey, 6.75%, 4/03/18	USD	400	368,000
	Spain Government Bond, 4.20%, 7/30/13	EUR	1,000	1,401,039
	Spain Government Bond, 4.40%, 1/31/15		100	140,364
	Spain Government Bond, 3.80%, 1/31/17		490	654,792
	Spain Government Bond, 4.60%, 7/30/19		445	612,954
	Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650	1,716,832
	Turkey Government International Bond, 7%, 6/05/20	USD	600	552,000
	United Kingdom Gilt, 5%, 3/07/12	GBP	10	15,563
	United Kingdom Gilt, 5.25%, 6/07/12		1,210	1,901,617
	United Kingdom Gilt, 5%, 9/07/14		1,969	3,204,774
	United Kingdom Gilt, 4%, 9/07/16		265	412,337
	United Kingdom Gilt, 4.50%, 3/07/19		2,875	4,589,671
	United Kingdom Gilt, 4.50%, 12/07/42		990	1,464,786
	Venezuela Government International Bond, 7.65%, 4/21/25	USD	225	101,250
	Venezuela Government International Bond, 9.25%, 9/15/27		1,400	812,000

	Total Foreign Government Obligations - 46.4%			74,024,791

	US Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates (f):
	4.50%, 4/15/39		8,200	8,379,375
	5.50%, 4/15/24		900	938,250
	Freddie Mac Multiclass Certificates Series 3139 Class SE, 6.245%, 1/15/36 (c)(g)		2,894	245,256
	Freddie Mac Multiclass Certificates Series 3399 Class SC, 5.885%, 12/15/37 (c)(g)		2,718	194,594
	Freddie Mac Multiclass Certificates Series 3404 Class SB, 5.545%, 1/15/38 (c)(g)		2,709	152,879
	Ginnie Mae MBS Certificates (f):
	4.50%, 4/15/39 - 5/15/39		20,400	20,830,307
	6.00%, 4/15/39		2,200	2,298,314

	Total US Government Agency Mortgage-Backed Securities - 20.7%			33,038,975

	Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.7%

United States - 1.7%	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-6 Class 3A, 5.424%, 9/25/34 (c)		266	190,563
	Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2 Class 2A1, 5.65%, 7/25/36 (c)		526	268,244

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Government Agency Mortgage-Backed Securities		Par (000)	Value

	Countrywide Alternative Loan Trust Series 2006-24CB Class A23, 6%, 6/25/36	USD	753	$365,862
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-56 Class 5A1, 4.777%, 12/25/33 (c)		293	244,765
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-0A1 Class A1, 0.638%, 2/25/47 (c)		244	88,307
	GSR Mortgage Loan Trust Series 2005-AR1 Class 4A1, 5.138%, 1/25/35 (c)		343	227,173
	GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 0.628%, 8/25/46 (c)		296	153,428
	JPMorgan Mortgage Trust Series 2004-A5 Class 3A1, 5.296%, 12/25/34 (c)		330	267,006
	LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A4, 4.954%, 9/15/30		400	310,401
	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Class 3A2, 6.087%, 8/25/46 (c)		252	112,942
	WaMu Mortgage Pass-Through Certificates Series 2006-AR18 Class 3A2, 5.544%, 1/25/37 (c)		636	289,398
	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Class 3A2, 5.883%, 2/25/37 (c)		240	96,215
	WaMu Mortgage Pass-Through Certificates Series 2007-0A3 Class 4A1, 2.592%, 4/25/47 (c)		334	128,997

				2,743,301

Commercial Mortgage-Backed Securities - 6.0%

Japan - 0.2%	JLOC 37, LLC Series 37A Class A1, 0.794%, 1/15/15 (c)	JPY	32,255	312,497

United States - 5.8%	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR8 Class A4, 4.674%, 6/11/41	USD	1,030	810,541
	CS First Boston Mortgage Securities Corp. Series 2001-CKN5 Class A4, 5.435%, 9/15/34		458	444,963
	CW Capital Cobalt Ltd. Series 2006-C1 Class A4, 5.223%, 8/15/48		920	593,759
	Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A2, 5.811%, 12/10/49 (c)		305	255,487
	First Union National Bank Commercial Mortgage Series 1999-C4 Class A2, 7.39%, 12/15/31		842	844,412
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3, 6.26%, 3/15/33		766	774,852
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A2, 5.05%, 12/12/34		500	468,836
	LB Commercial Conduit Mortgage Trust Series 2007-C3 Class A4, 6.134%, 7/15/44 (c)		115	82,582
	LB-UBS Commercial Mortgage Trust Series 2006-C3 Class A4, 5.661%, 3/15/39 (c)		400	304,636
	LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A1, 5.279%, 11/15/38		595	597,592
	LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A3, 5.347%, 11/15/38		870	621,299

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Government Agency Mortgage-Backed Securities		Par (000)	Value

	LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866%, 9/15/45 (c)	USD	260	$182,127
	Merrill Lynch Mortgage Trust Series 2002MW1 Class A4, 5.619%, 7/12/34		900	879,812
	Morgan Stanley Capital I Series 2007-HQ11 Class A4, 5.447%, 2/12/44 (c)		740	518,247
	Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C2 Class A3, 6.499%, 11/13/36		783	777,506
	Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4, 5.926%, 5/15/43 (c)		250	198,850
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4, 5.308%, 11/15/48		195	129,490
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 Class A2, 6.05%, 2/15/51 (c)		860	735,383

				9,220,374

	Total Non-Government Agency Mortgage-Backed Securities - 7.7%			12,276,172

	US Government Obligations

	Fannie Mae, 2.875%, 10/12/10 (e)		1,720	1,767,640
	U.S. Treasury Bonds, 6.25%, 8/15/23		3,115	4,098,172
	U.S. Treasury Bonds, 6.125%, 11/15/27		645	867,122
	U.S. Treasury Notes, 0.875%, 2/28/11		2,700	2,705,157

	Total US Government Obligations - 5.9%			9,438,091

	Warrants (h)		Shares

United States - 0.0%	HealthSouth Corp. (expires 1/16/14) (a)		14,085	—

Venezuela - 0.0%	Venezuela Oil Obligations (expires 4/15/20)		3,000	50,730

	Total Warrants - 0.0%			50,730

	Other Interests (i)		Beneficial Interest (000)

United States - 0.0%	Adelphia Escrow	USD	575	58
	Adelphia Recovery Trust		721	2,885

	Total Other Interests - 0.0%			2,943

	Total Long-Term Investments (Cost - $178,354,576) - 104.9%			167,286,196

	Short-Term Securities		Shares

	BlackRock Liquidity Funds, TempFund, 0.646% (j)(k)		23,067,332	23,067,332

	Total Short-Term Securities (Cost - $23,067,332) - 14.5%			23,067,332

	Total Investment Before TBA Sale Commitments (Cost - $201,421,908*) - 119.4%			190,353,528

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

TBA Sale Commitments		Par (000)	Value

Ginnie Mae MBS Certificates, 4.50%, 4/15/39-5/15/39	USD	10,200	$(10,432,682)
Ginnie Mae MBS Certificates, 6.00%, 4/15/39		2,200	(2,298,314)

Total TBA Sale Commitments (Proceeds - $12,661,938) - (8.0)%			(12,730,996)

Total Investments, Net of TBA Sale Commitments - 111.4%			177,622,532
Liabilities in Excess of Other Assets - (11.4)%			(18,143,669)

Net Assets - 100.0%			$159,478,863

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$202,436,246

Gross unrealized appreciation	$4,074,241
Gross unrealized depreciation	(16,156,957)

Net unrealized depreciation	$(12,082,716)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation

Deutsche Bank AG	$10,750,311	$152,736
Citigroup NA	$8,964,939	9,370

Total		$162,106

(g)	Represents the interest any portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(h)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	23,067,332	$3,826
BlackRock Liquidity Series, LLC Cash Sweep Series	$(20,373,910)	$20,624

(k)	Represents the current yield as of report date.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Cadbury Schweppes Americas Beverages	0.485%	Deutsche Bank AG	June 2013	EUR	125	$481
Hanover Rueckversicherungs AG	0.43%	Citibank, NA	March 2013		600	35,658
JTI UK Finance Plc	0.41%	UBS AG	September 2013		550	(1,445)
StMicroelectronics NV	0.255%	Citibank, NA	September 2012		400	28,913

Total						$63,607

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Credit Rating(1)	Notional Amount (000)(2)		Unrealized Depreciation

Aviva Plc	1.30%	Deutsche Bank	March 2013	A	EUR	650	$(73,568)
Imperial Tobacco Group	0.75%	Citibank, NA	September 2012	BBB		800	(90,724)
Republic of Indonesia	1.63%	Citibank, NA	March 2011	BB	USD	1,500	(118,400)

Total							$(282,692)

(1)	Using Standard and Poor’s ratings.

(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Credit Rating(3)		Notional Amount (000)(4)	Premiums Received	Unrealized Appreciation

Dow Jones
CDX Emerging
Markets
Series 10		Deutsche Bank	December
Volume 1	3.35%	AG	2013	BB+	USD	1,640	$246,000	$24,052

(3)	Using Standard and Poor’s weighted average ratings of the underlying securities in the Index.

(4)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	National Amount		Unrealized Appreciation

8.17%(a)	3-month JIBAR	JPMorgan Chase Bank	July 2017	ZAR	14,000,000	$104,094
5.775%(b)	6-month AUD BBR	Deutsche Bank AG	March 2019	AUD	4,500,000	—
5.74%(b)	6-month AUD BBR	Deutsche Bank AG	March 2019	AUD	1,500,000	—

Total						$104,094

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

49	5-Year U.S. Treasury Bond	Chicago	June 2009	$5,717,548	$101,968
1	10-Year Australian Bond Future	Sydney	June 2009	$79,201	(743)
80	Euro-BOBL Future	Eurex	June 2009	$12,411,074	(21,581)
30	Euro-Bund Future	Eurex	June 2009	$4,961,964	(2,420)
66	Euro-SCHARTZ Future	Eurex	June 2009	$9,505,226	(9,072)
2	Long Gilt	London	June 2009	$348,415	5,159

Total					$73,311

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

89	2-Year U.S. Treasury Bond	Chicago	June 2009	$19,283,902	$(108,364)
23	10-Year Canadian Bond Future	Montreal	June 2009	$2,280,124	(31,186)
4	10-Year Japan Bond Future	Tokyo	June 2009	$5,601,578	18,914
3	10-Year U.S. Treasury Bond	Chicago	June 2009	$361,282	(10,952)
36	30-Year U.S. Treasury Bond	Chicago	June 2009	$4,486,702	(182,610)

Total					$(314,198)

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CZK	11,195,000	USD	557,229	UBS AG	4/15/09	$(13,928)
USD	552,226	CZK	11,195,000	Citibank, NA	4/15/09	8,926
USD	1,899,442	MXN	27,335,000	Royal Bank of Scotland	4/15/09	(23,576)
USD	1,697,112	SEK	14,249,000	UBS AG	4/15/09	(36,222)
USD	342,433	ZAR	3,556,000	Deutsche Bank AG	4/15/09	(31,473)
ZAR	3,998,800	USD	413,646	Deutsche Bank AG	4/15/09	6,819
EUR	1,147,227	USD	1,444,307	Barclays London	4/17/09	79,802
NOK	11,334,000	USD	1,569,277	Royal Bank of Scotland	4/17/09	115,673
USD	1,569,277	EUR	1,201,219	Royal Bank of Scotland	4/17/09	(26,560)
USD	1,444,307	NOK	10,330,000	Barclays London	4/17/09	(91,386)
KRW	290,485,000	USD	210,871	UBS AG	4/30/09	(550)
USD	212,395	JPY	18,845,000	Citibank, NA	4/30/09	21,931
AUD	3,635,000	USD	2,345,338	UBS AG	5/14/09	174,116
USD	1,186,348	AUD	1,730,000	UBS AG	5/14/09	(12,732)
AED	3,200,000	USD	888,765	BNP Paribas	5/19/09	(17,752)
USD	871,745	AED	3,200,000	BNP Paribas	5/19/09	731
EUR	415,700	USD	563,340	Citibank, NA	5/20/09	(11,037)
USD	9,853,177	EUR	7,623,500	Citibank, NA	5/20/09	(275,477)
AUD	6,103,000	USD	3,905,188	UBS AG	6/10/09	318,417
CAD	3,016,000	USD	2,329,992	Citibank, NA	6/10/09	63,936
JPY	226,240,000	USD	2,331,170	Citibank, NA	6/10/09	(43,005)
USD	3,433,465	AUD	5,000,000	Citibank, NA	6/10/09	(26,804)
USD	3,088,125	CAD	3,800,000	Citibank, NA	6/10/09	71,903
USD	5,232,218	DKK	30,902,000	UBS AG	6/10/09	(271,075)
USD	8,215,250	GBP	5,974,000	UBS AG	6/10/09	(359,557)
USD	255,673	JPY	24,840,000	Citibank, NA	6/10/09	4,444
AED	3,200,000	USD	882,393	BNP Paribas	7/06/09	(11,590)
USD	871,935	AED	3,200,000	BNP Paribas	7/06/09	1,131

Total						(384,895)

•	Currency Abbreviations:

AED	United Arab Emirates Dirhams
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand

BlackRock World Income Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$23,102,830	—	$126,041	$(366,928)
Level 2	166,884,528	$(12,730,996)	956,933	(1,536,861)
Level 3	366,170	—	104,094	—

Total	$190,353,528	$(12,730,996)	$—	$(1,903,789)

*	Other financial instruments are foreign currency exchange contracts, swaps, and futures which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) that were used in determining fair value:

	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Balance, as of January 1, 2009	$2,943	—	$(96,553)
Realized gain (loss)	—	—	—	**
Change in unrealized appreciation (depreciation)	100,917	—	96,553
Transfers in/out of level 3	262,310	$104,094

Balance, as of March 31, 2009	$366,170	$104,094	$—

*	Other financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss earned during the period ended March 31, 2009 for Other Financial Instruments was $(106,967).

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: May 20, 2009